JPMorgan Investor Growth and Income Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Investor Growth and Income Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 542
Expense Example, No Redemption, 3 Years	740
Expense Example, No Redemption, 5 Years	955
Expense Example, No Redemption, 10 Years	1,573
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,611
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	$ 883